Hollis-Eden Pharmaceuticals, Inc.

14435 Eastgate Mall, Suite 400

San Diego, California 92121

January 6, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention:	Jeffrey Riedler and Laura Crotty
Mail Stop 4720

Re:	Hollis-Eden Pharmaceuticals, Inc.
Registration Statement on Form S-3 (File No. 333-163936)

Ladies and Gentlemen:

Hollis-Eden Pharmaceuticals, Inc. (the “Company”), in connection with its filing of an amendment to its Registration Statement on Form S-3 under the Securities Act (File No. 333-163936), hereby responds to the Staff’s comments raised in the Staff’s comment letter dated December 28, 2009. For ease of reference, the Staff’s comment is reproduced below in its entirety, and the Company’s response immediately follows.

Form S-3 filed December 22, 2009

1.	We note that you do not appear eligible to conduct a primary offering under General Instruction 1.B.1 to Form S-3. If you are eligible to conduct a primary offering on Form S-3 under General Instruction 1.B.6, please provide the information required pursuant to Instruction 7 to that general instruction. Alternatively, please withdraw your registration statement and file it on a form which you are eligible to conduct a primary offering.

Company Response. The registration statement has been revised to provide the information required pursuant to Instruction 7 of General Instruction 1.B.6.

Securities and Exchange Commission

January 6, 2010

Should you have any questions or comments with respect to the foregoing, please contact Michael Jon Brown of Stradling Yocca Carlson & Rauth, our outside SEC counsel, at 858-926-3007.

Very truly yours,

By:	/s/ Robert W. Weber
Robert W. Weber Chief Financial Officer

cc:	Michael Jon Brown, Esq.

Stradling Yocca Carlson & Rauth

4365 Executive Drive, Suite 1500

San Diego, CA 92121